Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,524)	$ (1,846)	$ (2,154)	$ (2,780)	$ (2,549)	$ (3,602)	$ (5,524)	$ (8,931)